Details of Significant Accounts - Other income, schedule of other income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Details of Significant Accounts
Subsidy from government	$ 34	$ 21	$ 1
Others	21	12	74
Other income	$ 55	$ 33	$ 75